Variable Interest Entities (Summary Of VIE Not Consolidated By FHN) (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Variable Interest Entity [Line Items]
Loans, net of unearned income	$ 15,389,074,000		$ 16,708,582,000		$ 16,397,127,000
Term borrowings	1,739,859,000		2,226,482,000
Trading securities	801,718,000		1,262,720,000
Total MSR recognized by FHN	72,793,000		114,311,000		144,069,000
Custodial balances	4,637,839,000		4,602,472,000
Securities available for sale	3,398,457,000	[1]	3,061,808,000	[2]
Parent Company [Member]
Variable Interest Entity [Line Items]
Term borrowings	708,598,000		841,234,000
Securities available for sale	1,643,000		6,346,000
Low Income Housing Partnerships [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	50,253,000	[3],[4]	53,286,000	[3],[5]
Maximum loss exposure, contractual funding commitments	6,900,000		500,000
Liability Recognized	0	[3],[4]	0	[3],[5]
Low Income Housing Partnerships [Member] | Other Assets Member
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments	43,400,000		52,800,000
New Market Tax Credit Llcs [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	22,773,000	[3],[6]	23,734,000	[3],[7]
Liability Recognized	0	[3],[6]	0	[3],[7]
New Market Tax Credit Llcs [Member] | Current Investment Funded By Borrowings [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments	18,000,000		18,000,000
Small Issuer Trust Preferred Holdings [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	402,307,000	[8]	445,900,000	[8]
Liability Recognized	0	[8]	0	[8]
On Balance Sheet Trust Preferred Securitization [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	53,951,000	[9]	58,428,000	[10]
Liability Recognized	60,222,000	[9]	55,746,000	[10]
Loans, net of unearned income	112,500,000		112,500,000
Term borrowings	60,200,000		55,700,000
Trading securities	1,700,000		1,700,000
Proprietary Trust Preferred Issuances [Member]
Variable Interest Entity [Line Items]
Liability Recognized	206,186,000	[11]	206,186,000	[11]
Proprietary Agency Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	339,493,000	[12]	421,534,000	[13]
Liability Recognized	0	[12]	0	[13]
Proprietary Agency Residential Mortgage Securitizations [Member] | Other Assets Member
Variable Interest Entity [Line Items]
Aggregate servicing advances	261,800,000		303,300,000
On Balance Sheet Consumer Loan Securitizations [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	22,965,000	[14]	14,119,000	[15]
Liability Recognized	221,193,000	[14]	281,680,000	[15]
Loans, net of unearned income	244,200,000		295,800,000
Term borrowings	221,200,000		281,700,000
Holdings Of Agency Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	3,401,539,000	[16],[8]	3,356,061,000	[17],[8]
Liability Recognized	0	[16],[8]	0	[17],[8]
Trading securities	286,900,000		570,300,000
Securities available for sale	3,100,000,000		2,800,000,000
Short Positions In Agency Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Liability Recognized	854,000	[11]	43,000	[11]
Commercial Loan Troubled Debt Restructurings [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	62,207,000	[18],[19]	78,408,000	[18],[20]
Maximum loss exposure, contractual funding commitments	2,300,000		2,100,000
Liability Recognized	0	[18],[19]	0	[18],[20]
Loans, net of unearned income	59,900,000		76,300,000
Managed Discretionary Trusts [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	0	[11]	0	[11]
Liability Recognized	0	[11]	0	[11]
Proprietary Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Trading securities	7,200,000		8,300,000
Total MSR recognized by FHN	70,100,000		69,400,000
Agency Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Trading securities			9,700,000
Total MSR recognized by FHN	$ 400,000		$ 30,800,000

[1]	Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]	A liability is not recognized as investments are written down over the life of the related tax credit.
[4]	Maximum loss exposure represents $43.4 million of current investments and $6.9 million of contractual funding commitments. Only the current investment amount is included in Other assets.
[5]	Maximum loss exposure represents $52.8 million of current investments and $.5 million of contractual funding commitments. Only the current investment amount is included in Other assets.
[6]	Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.
[7]	Maximum loss exposure represents current investment balance. Of the initial investment $18.0 million was funded through loans from community development enterprises.
[8]	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.
[9]	Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $60.2 million classified as Term borrowings.
[10]	Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $55.7 million classified as Term borrowings.
[11]	No exposure to loss due to the nature of FHN’s involvement.
[12]	Includes $70.1 million and $.4 million classified as MSR related to proprietary and agency residential mortgage securitizations, respectively, and $7.2 million classified as Trading securities related to proprietary residential mortgage securitizations. Aggregate servicing advances of $261.8 million are classified as Other assets.
[13]	Includes $69.4 million and $30.8 million classified as MSR and $8.3 million and $9.7 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $303.3 million are classified as Other assets.
[14]	Includes $244.2 million classified as Loans, net of unearned income which are offset by $221.2 million classified as Term borrowings.
[15]	Includes $295.8 million classified as Loans, net of unearned income which are offset by $281.7 million classified as Term borrowings.
[16]	Includes $286.9 million classified as Trading securities and $3.1 billion classified as Securities available-for-sale.
[17]	Includes $570.3 million classified as Trading securities and $2.8 billion classified as Securities available-for-sale.
[18]	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers’ operations.
[19]	Maximum loss exposure represents $59.9 million of current receivables and $2.3 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
[20]	Maximum loss exposure represents $76.3 million of current receivables and $2.1 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.